Income Taxes - Components of Current Taxes (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	27.00%	20.00%	12.00%	14.00%
Israeli operations [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	24.00%	25.00%	24.00%	25.00%
U.S. operations [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	35.00%	35.00%	35.00%	35.00%
Canadian operations [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	25.00%	25.00%	26.50%	31.00%
U.K operations [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	26.50%	24.00%	26.50%	26.00%
Ireland operations [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	12.50%	12.50%	12.50%	12.50%